INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Capital increase, transaction costs	€ 842	€ 17